Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Mineral Properties Plant and Equipment Exploration and Evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	$ 114,301
Mineral properties plant and equipment exploration and evaluation	149,124	$ 114,301
Depreciation and depletion	4,641	14,299
Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	373,078	388,703
Expenditures	39,629	15,166
Change in reclamation obligation	723	(889)
Mineral properties plant and equipment exploration and evaluation	413,430	373,078
Cost | Caballo Blanco Property
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Caballo Blanco Property sale		(29,902)
Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	258,777	268,001
Mineral properties plant and equipment exploration and evaluation	264,306	258,777
Depreciation and depletion	5,529	14,475
Impairment of exploration and evaluation		12,737
Impairment reversal of mineral properties, plant and equipment		(23,699)
Accumulated Depreciation, Depletion and Impairment | Caballo Blanco Property
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Caballo Blanco Property sale		(12,737)
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	18,647
Mineral properties plant and equipment exploration and evaluation	28,635	18,647
Mineral Properties | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	176,503	176,089
Expenditures	13,444	1,303
Change in reclamation obligation	723	(889)
Mineral properties plant and equipment exploration and evaluation	190,670	176,503
Mineral Properties | Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	157,856	166,166
Mineral properties plant and equipment exploration and evaluation	162,035	157,856
Depreciation and depletion	4,179	10,201
Impairment reversal of mineral properties, plant and equipment		(18,511)
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	20,142
Mineral properties plant and equipment exploration and evaluation	27,982	20,142
Plant and Equipment | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	112,385	104,361
Expenditures	9,190	8,024
Mineral properties plant and equipment exploration and evaluation	121,575	112,385
Plant and Equipment | Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	92,243	93,157
Mineral properties plant and equipment exploration and evaluation	93,593	92,243
Depreciation and depletion	1,350	4,274
Impairment reversal of mineral properties, plant and equipment		(5,188)
Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	75,512
Mineral properties plant and equipment exploration and evaluation	92,507	75,512
Exploration and Evaluation | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	84,190	108,253
Expenditures	16,995	5,839
Mineral properties plant and equipment exploration and evaluation	101,185	84,190
Exploration and Evaluation | Cost | Caballo Blanco Property
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Caballo Blanco Property sale		(29,902)
Exploration and Evaluation | Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	8,678	8,678
Mineral properties plant and equipment exploration and evaluation	$ 8,678	8,678
Impairment of exploration and evaluation		12,737
Exploration and Evaluation | Accumulated Depreciation, Depletion and Impairment | Caballo Blanco Property
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Caballo Blanco Property sale		$ (12,737)